Concentration, Credit and Other Risks (Detail Textuals 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)
Revenue, Major Customer [Line Items]
Insured deposit		$ 0	$ 369,280
Legacy YOD | Licensed Content Commitment
Revenue, Major Customer [Line Items]
Cost of revenue				$ 17,700,000
Legacy YOD | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Cost of revenue	$ 800,000
Legacy YOD | Major Suppliers | Cost of revenues | Content partner
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10
Legacy YOD | Major Suppliers | Revenue
Revenue, Major Customer [Line Items]
Revenue	$ 800,000
Wecast Services | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10	more than 10
Number of suppliers | Customer		3	5
Wecast Services | Major Suppliers | Accounts payable
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10	more than 10
Number of suppliers | Customer		2	2